Cash flow hedges and non-hedging derivatives outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Cash Flow Hedge Instruments	$ 0	$ 281,000
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	831,994	989,920
Derivative, Notional Amount	831,994	1,270,920
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	34,793	41,935
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	32,378	42,585
Cash Flow Hedging [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	31
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	521
Not Designated as Hedging Instrument [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	34,793	41,904
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	32,378	42,064
Forward Contracts [Member] | Other Assets Member
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Cash Flow Hedge Instruments	0	281,000
Forward Contracts [Member] | Other Assets Member | Ineffective Forward Contracts [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	152,800	0
Forward Contracts [Member] | Trading Account Assets[Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	129,600	53,100
Forward Contracts [Member] | Cash Flow Hedging [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	31
Forward Contracts [Member] | Cash Flow Hedging [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	521
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member | Ineffective Forward Contracts [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	658	0
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Trading Account Assets[Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	83	10
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	20	18
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member | Ineffective Forward Contracts [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	25	0
Interest Rate Swap [Member] | Other Assets Member
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	283,440	766,668
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	13,289	28,136
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	15,196	31,008
Interest Rate Cap [Member] | Other Assets Member
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	97,338	0
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	1,192	0
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	1,192	0
Foreign Exchange Forward [Member] | Other Assets Member
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	0	143
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	2
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	1
Equity Swap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	85,729	86,389
Equity Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	19,571	13,756
Embedded Derivative Financial Instruments [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	83,087	83,620
Embedded Derivative Financial Instruments [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 15,945	$ 11,037